REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
REVENUES
Schedule of revenue

	For the Year Ended December 31,
	2017	2018	2019
Information and analytics services
Data services	91,829	125,147	138,643
Analytics services	65,529	81,054	129,905

Subtotal	157,358	206,201	268,548
Marketplace services
Promotion services	168,024	189,718	244,154
Listing services	9,655	25,105	66,948

Subtotal	177,679	214,823	311,102

Total	335,037	421,024	579,650

Schedule of changes in deferred revenue

	For the Year Ended December 31,
	2018	2019
Deferred revenue as of January 1	137,860	143,254
Cash received in advance, net of VAT	423,354	544,140
Revenue recognized from opening balance of deferred revenue	(127,630)	(142,697)
Revenue recognized from deferred revenue arising during current year	(282,087)	(341,166)
Reclassification of VAT payable as of January 1, 2018 as a result of adoption of ASC Topic 606	(8,243)	—
Deferred revenue as of December 31	143,254	203,531